Net Income (Loss) Per Share (Details) - Outstanding stock options and warrants	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	123,522,451	105,007,435	123,146,998	104,914,739	129,716,933	70,061,153
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	63,544	191,935	69,780	381,187	121,032	247,294
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation		22,665	83	26,058	18,695	54,082
Convertible Debt Securities [Member] | Convertible Promissory Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	29,562,624	28,129,553	29,381,681	27,954,468	28,309,426	16,231,668
Convertible Debt Securities [Member] | Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	28,887,716	26,747,885	28,887,716	26,747,885	27,799,325	23,844,479
Convertible Debt Securities [Member] | Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	29,411,764	15,898,251	29,411,764	15,898,251	39,215,686	9,263,548
Convertible Debt Securities [Member] | Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	3,233,734	3,233,734	3,233,734	3,233,734	3,233,734	2,631,285
Convertible Debt Securities [Member] | Series A-1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	32,363,069	30,783,412	32,162,240	30,673,156	31,019,035	17,788,797